Shareholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended			72 Months Ended	79 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2022	Jul. 26, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares under employee share purchase plan			$ 1,841	$ 1,554				$ 3,270	$ 1,222
Issuance of shares under employee share purchase plan, shares			14,594	12,015				26,582	10,813
Maximum number of shares authorized for repurchase													12,859,066
Share repurchase plan expiration date			Aug. 09, 2023		Aug. 09, 2023
Daily repurchase of shares, maximum						85,956
Average daily trading volume during period						343,825
Repurchase of common stock (shares)			0	3,388,155				3,388,155	3,003,822	1,271,977
Aggregate cost of stock repurchased				$ 424,999				$ 424,999	$ 338,993	$ 105,654
Maximum remaining number of shares available for repurchase			12,859,066		12,859,066			12,859,066			12,859,066	12,859,066
Cash dividend per share	$ 0.255	$ 0.23	$ 0.255	$ 0.230				$ 0.945	$ 0.845	$ 0.760
Cash dividend per common share, increase	$ 0.025
Cash dividends on common stock			$ 65,788	$ 59,391				$ 243,013	$ 220,203	$ 199,883
Employee Share Purchase Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum percent of eligible compensation to purchase shares			1.00%		1.00%			1.00%			1.00%	1.00%
Maximum percent of eligible compensation to purchase shares			10.00%		10.00%			10.00%			10.00%	10.00%
Maximum number of share authorized to be issued under plan			1,000,000		1,000,000			1,000,000			1,000,000	1,000,000
Minimum [Member] | Employee Share Purchase Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price percentage of closing price of common shares			85.00%					85.00%
Maximum [Member] | Employee Share Purchase Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price percentage of closing price of common shares			95.00%					95.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of award			$ 133.46					$ 121.26	$ 100.27	$ 101.79
Units granted in period			403,026					483,281
Vested deferred RSUs outstanding			62,201	81,712	81,352			81,352	100,861	177,760	81,352	81,352
Restricted Stock Units (RSUs) [Member] | Progressive Waste Solutions Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted in period			0				0				0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of award			$ 133.30					$ 117.94	$ 96.99	$ 87.19
Units granted in period			105,581					95,038
Performance Shares [Member] | Two Thousand Twenty One Performance-Based Restricted Share Units, Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award									3 years
Performance period end date									Dec. 31, 2023
Performance Shares [Member] | Two Thousand Twenty Two Performance-Based Restricted Share Units, Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award								3 years
Performance period end date								Dec. 31, 2024
Performance Shares [Member] | 2020 Performance-Based Restricted Share Units Plan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award										3 years
Performance period end date										Dec. 31, 2022
Performance Shares [Member] | 2020 Performance-Based Restricted Share Units Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award										3 years
Performance Shares [Member] | Minimum [Member] | 2020 Performance-Based Restricted Share Units Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award										1 year
Performance Shares [Member] | Maximum [Member] | 2020 Performance-Based Restricted Share Units Plan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award										4 years
Employee Stock Option [Member] | Progressive Waste Solutions Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period			0				0				0
Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of award			$ 136.47					$ 121.00	$ 99.80	$ 103.81
Units granted in period			3,945					2,094
Vested deferred RSUs outstanding			30,481		26,536			26,536	24,442		26,536	26,536
Progressive Waste Solutions Ltd. [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested deferred RSUs outstanding			52,026		57,829			57,829	63,032		57,829	57,829
Progressive Waste Solutions Ltd. [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period												0